Equity accounted investees (Tables)	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Summary of investments

	% in share capital		Equity accounted investees
Investees	12/31/2023	12/31/2022	12/31/2023	12/31/2022
Granito Soluções em Pagamento S.A.(a)	50.0%	45.0%	80,233	62,582
Total			80,233	62,582
Other investments			10,401	9,508
Total			90,634	72,090

(a)On May 4, 2023, Banco Inter S.A. concluded the acquisition of additional 5% of the share capital of Granito Instituição de Pagamento S.A. (“Granito”), held by minority shareholders, for the amount of R$ 10 million (“Acquisition paid in cash”). The acquisition was accounted for using the equity method.
b.Loss from equity interests in associates:

Investees	2023	2022	2021
Granito Soluções em Pagamento S.A.	(32,040)	(17,384)	(8,764)
Total	(32,040)	(17,384)	(8,764)